Long-term receivables, investments and other (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 CAD ($) lb	Dec. 31, 2017 CAD ($)
Categories Of Noncurrent Financial Assets [Abstract]
Investments in equity securities	[1]	$ 28,916	$ 21,417
Derivatives		3,881	40,804
Advances receivable from JV Inkai LLP		124,533	58,820
Investment tax credits		95,246	92,846
Amounts receivable related to tax dispute		303,222	303,222
Product loan	[2]	176,904	0
Other		32,992	39,053
Total (current and non current portion)		765,694	556,162
Less current portion		(13,826)	(36,089)
Net		$ 751,868	$ 520,073
Uranium [Member]
Disclosure of products and services [line items]
Product loan maturity		December 31, 2023
Product loan quantity | lb		5,400,000

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . In 2017, these investments were classified as available-for-sale and measured through OCI under IAS 39 (see note 3 ). There were no dividends recognized on any of these investments during the year.

[2]

As a result of the decision to temporarily suspend production at the McArthur River mine, Cameco has entered into an agreement with its joint venture partner, Orano Can ada Inc., (Orano) to provide them with up to 5,400,000 pounds of uranium concentrate through 2018. The product is deliverable in 12 equal monthly instalments of 450,000 pounds. Orano is not obligated to take delivery but must provide 30 days’ notice prior to the upcoming delivery date if they do not wish to take that delivery. Orano is obligated to repay us in kind with uranium concentrate no later than December 31, 2023 . At December 31, 2018 , Cameco had provided the maximum amount of 5,400 ,000 pounds un der this agreement. The loan is recorded at Cameco’s weighted average cost of inventory .